ACQUISITIONS AND GOODWILL - Equity Interest acquired (Details) ¥ in Thousands							1 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Dec. 17, 2021 CNY (¥) item	Apr. 30, 2021 CNY (¥)	Dec. 18, 2020 CNY (¥)	Nov. 17, 2020 CNY (¥)	Jun. 05, 2020 CNY (¥) item	Oct. 18, 2019 CNY (¥)	Oct. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
BUSINESS COMBINATIONS
Net revenue										¥ 7,818,681	¥ 5,738,972	¥ 4,122,405
Net (loss) income										(1,191,213)	(669,214)	(442,083)
Cash consideration										3,451,941	1,172,518	190,066
Fair value of consideration										5,230,362	1,660,685	¥ 423,075
Effective settlement of pre-existing relationships upon consolidation										20,000	¥ (31,229)
Target Group Guangzhou 6
BUSINESS COMBINATIONS
Cash consideration						¥ 431,727
Contingent consideration						¥ 243,736
Beijing 10, 11 and 12
BUSINESS COMBINATIONS
Net revenue								¥ 281,926
Net (loss) income								¥ 14,083
Number of Data Center Projects | item					3
Beijing 10, 11 and 12 | Fair Value
BUSINESS COMBINATIONS
Fair value of consideration					¥ 847,586
Contingent consideration					¥ 130,720
Shanghai 19
BUSINESS COMBINATIONS
Cash consideration				¥ 62,480
Beijing 9
BUSINESS COMBINATIONS
Cash consideration			¥ 816,969
Contingent consideration			¥ 463,496
Beijing 15 and Beijing 16 Acquisition
BUSINESS COMBINATIONS
Net revenue									¥ 354,281
Net (loss) income									¥ (23,663)
Cash consideration		¥ 3,176,354
Gain from purchase price adjustment							¥ 7,007
Beijing 20, Beijing 21, Beijing 22 and Beijing 23 Acquisition
BUSINESS COMBINATIONS
Percentage of equity interest acquired	90.00%
Cash consideration	¥ 1,303,714
Number of Data Center Projects | item	4
Other business combinations
BUSINESS COMBINATIONS
Cash consideration										¥ 768,107